FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	$ 25,000	$ 14,656
financial liabilities at fair value through profit or loss	(240)	(319)
Neurolief [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	11,452	5,366
financial liabilities at fair value through profit or loss	(240)	(319)
Stella [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	5,631	5,000
Axis [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,608	2,377
Tangient [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,713	1,538
Hopemark [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,515
Brain Stim [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,063
Active Recovery [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	500
D G R [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	268	250
Radial [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	$ 250	$ 125